Investments in Associate (Disclosure of Associates) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of associates [line items]
Shares and warrants presented as marketable securities at beginning	$ 1,331	$ 4,277
Write down of investment		(2,721)
Share of net income (loss)	(76)	(225)
Transfer to investments in equity securities	(1,255)
Shares and warrants presented as marketable securities at ending		1,331
Medgold
Disclosure of associates [line items]
Shares and warrants presented as marketable securities at beginning	974	3,075
Write down of investment		(1,937)
Share of net income (loss)	(47)	(164)
Transfer to investments in equity securities	(927)
Shares and warrants presented as marketable securities at ending		974
Prospero
Disclosure of associates [line items]
Shares and warrants presented as marketable securities at beginning	357	1,202
Write down of investment		(784)
Share of net income (loss)	(29)	(61)
Transfer to investments in equity securities	$ (328)
Shares and warrants presented as marketable securities at ending		$ 357